Expenses	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Expenses
Note 6. Expenses

	Consolidated
	2020	2019	2018
	A$’000	A$’000	A$’000

Loss before income tax includes the following specific

Depreciation
Leasehold improvements	—	—	192
Property, plant and equipment	—	—	19

Total depreciation	—	—	211

Amortisation
Patents and intellectual property	—	—	250
Software	—	—	2
GDC licensing agreement	1,084	1,084	1,084

Total amortisation	1,084	1,084	1,336

Total depreciation and amortisation	1,084	1,084	1,547

Impairment
Leasehold Improvements	—	—	143

Rental expense relating to operating leases
Minimum lease payments	108	79	301

Superannuation expense
Defined contribution superannuation expense	140	128	170

Employee benefits expense excluding superannuation
Employee benefits expense excluding superannuation	1,526	1,396	2,213

Other Expenses
Revaluation of contingent consideration	475	63	—